Regulatory Assets and Liabilities - Schedule of Regulatory Assets and Liabilities (Parenthetical) (Detail) (Swaps [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred charges and other assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ 4	$ 319
Prepaids and other current assets [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	156	2,076
Other current liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	(801)
Other deferred credits [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets and liabilities offsetting derivatives at fair value	$ (180)	$ (6)